Related Party Transactions - Schedule of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Key Management Personnel [Abstract]
Management salaries and benefits	$ 1,303,494	$ 1,334,590
Share-based payments	302,191	407,115
Total	$ 1,605,685	$ 1,741,705